MASSMUTUAL FUNDS
MassMutual Total Return Bond Fund
MassMutual Strategic Bond Fund
MassMutual Diversified Value Fund
MassMutual Fundamental Value Fund
MM S&P 500® Index Fund
MassMutual Equity Opportunities Fund
MassMutual Fundamental Growth Fund
MassMutual Blue Chip Growth Fund
MassMutual Growth Opportunities Fund
MassMutual Mid Cap Value Fund
MassMutual Small Cap Value Equity Fund
MassMutual Small Company Value Fund
MassMutual Mid Cap Growth Fund
MassMutual Small Cap Growth Equity Fund
MassMutual Overseas Fund
MassMutual Select T. Rowe Price International Equity Fund
(the “Funds”)
Supplement dated September 22, 2022 to the
Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective immediately, the following information replaces the information found in the fifth sentence of the first paragraph in the section titled Determining Net Asset Value on page 161 of the Prospectus:
A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ valuation procedures.
Effective immediately, the following information replaces the fourth paragraph in the section titled Determining Net Asset Value on page 162 of the Prospectus:
The Trustees have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-22-15

MASSMUTUAL FUNDS
MassMutual Total Return Bond Fund
MassMutual Strategic Bond Fund
MassMutual Diversified Value Fund
MassMutual Fundamental Value Fund
MM S&P 500® Index Fund
MassMutual Equity Opportunities Fund
MassMutual Fundamental Growth Fund
MassMutual Blue Chip Growth Fund
MassMutual Growth Opportunities Fund
MassMutual Mid Cap Value Fund
MassMutual Small Cap Value Equity Fund
MassMutual Small Company Value Fund
MassMutual Mid Cap Growth Fund
MassMutual Small Cap Growth Equity Fund
MassMutual Overseas Fund
MassMutual Select T. Rowe Price International Equity Fund
(the “Funds”)
Supplement dated September 22, 2022 to the
Statement of Additional Information dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information replaces the information found in the fourth sentence of the first paragraph in the section titled Valuation of Portfolio Securities on page B-118 of the SAI:
A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ valuation procedures.
Effective immediately, the following information replaces the fourth paragraph in the section titled Valuation of Portfolio Securities on page B-119 of the SAI:
The Board has designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
Effective immediately, the eighth and ninth paragraphs found on pages B-119 and B-120 of the SAI in the section titled Valuation of Portfolio Securities have been removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-22-07

MASSMUTUAL FUNDS
MassMutual 20/80 Allocation Fund
MassMutual 40/60 Allocation Fund
MassMutual 60/40 Allocation Fund
MassMutual 80/20 Allocation Fund
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
(the “Funds”)
Supplement dated September 22, 2022 to the
Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective immediately, the following information replaces the information found in the fifth sentence of the first paragraph in the section titled Determining Net Asset Value on page 182 of the Prospectus:
A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ valuation procedures.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M(RS)-22-05

MASSMUTUAL FUNDS
MassMutual 20/80 Allocation Fund
MassMutual 40/60 Allocation Fund
MassMutual 60/40 Allocation Fund
MassMutual 80/20 Allocation Fund
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
(the “Funds”)
Supplement dated September 22, 2022 to the
Statement of Additional Information dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information replaces the information found in the fourth sentence of the first paragraph in the section titled Valuation of Portfolio Securities beginning on page B-86 of the SAI:
A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ valuation procedures.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M(RS)-22-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
(the “Funds”)
Supplement dated September 22, 2022 to the
Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
Effective immediately, the following information replaces the information found in the fifth sentence of the first paragraph in the section titled Determining Net Asset Value on page 150 of the Prospectus:
A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ valuation procedures.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRTD-22-01

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
(the “Funds”)
Supplement dated September 22, 2022 to the
Statement of Additional Information dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information replaces the information found in the fourth sentence of the first paragraph in the section titled Valuation of Portfolio Securities beginning on page B-82 of the SAI:
A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ valuation procedures.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M -TRTD-22-02

MASSMUTUAL FUNDS
MM Equity Asset Fund
MassMutual Select T. Rowe Price Bond Asset Fund
MassMutual Select T. Rowe Price Emerging Markets Bond Fund
MassMutual Select T. Rowe Price Large Cap Blend Fund
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
MassMutual Select T. Rowe Price Real Assets Fund
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund
(the “Funds”)
Supplement dated September 22, 2022 to the
Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective immediately, the following information replaces the information found in the fifth sentence of the first paragraph in the section titled Determining Net Asset Value on page 74 of the Prospectus:
A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ valuation procedures.
Effective immediately, the following information replaces the information found in the fourth paragraph in the section titled Determining Net Asset Value on page 75 of the Prospectus:
The Trustees have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRUN-22-03

MASSMUTUAL FUNDS
MM Equity Asset Fund
MassMutual Select T. Rowe Price Bond Asset Fund
MassMutual Select T. Rowe Price Emerging Markets Bond Fund
MassMutual Select T. Rowe Price Large Cap Blend Fund
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
MassMutual Select T. Rowe Price Real Assets Fund
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund
(the “Funds”)
Supplement dated September 22, 2022 to the
Statement of Additional Information dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information replaces the information found in the fourth sentence of the first paragraph in the section titled Valuation of Portfolio Securities on page B-74 of the SAI:
A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ valuation procedures.
Effective immediately, the following information replaces the information found in the fourth paragraph in the section titled Valuation of Portfolio Securities beginning on page B-74 of the SAI:
The Board has designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
Effective immediately, the eighth paragraph found on page B-75 of the SAI in the section titled Valuation of Portfolio Securities has been removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M -TRUN-22-04